Total
Midwood Long/Short Equity Fund
SUMMARY
Investment Objective.
The Midwood Long/Short Equity Fund’s (the “Fund”) objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 16 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Midwood Long/Short Equity Fund	Investor Class	Institutional Class
Redemption Fee on Shares Held Less Than 30 Days (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Midwood Long/Short Equity Fund	Investor Class	Institutional Class
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.99%	0.99%
Dividend Expense, Interest Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short	0.79%	0.79%
Total Other Expenses	1.78%	1.78%
Acquired Fund Fees and Expenses	none	none
Total Annual Fund Operating Expenses	3.28%	3.03%
Fee Waivers and Expense Reimbursement	none	none
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	3.28%	3.03%

1.	Based on estimated amounts for the current fiscal year.

2.

Crow Point Partners, LLC (the “Adviser”) has entered into a written expense limitation agreement, through at least January 31, 2021, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 2.25% of the average daily net assets of each class of shares of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - Midwood Long/Short Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	331	1,010	1,712	3,576
Institutional Class	306	936	1,591	3,346

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available for the Fund at this time.

Principal Investment Strategies of the Fund.

The Fund employs a long-short investment strategy to attempt to achieve capital appreciation and manage risk by purchasing small-capitalization stocks believed to be undervalued and selling short small-capitalization stocks believed to be overvalued. Small-capitalization stocks are those companies with market capitalizations similar to companies in the Russell 2000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. The Adviser generally defines small-capitalization as between $152 million and $5 billion at the time of purchase. The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 75% of the Fund’s assets being shorted under normal market conditions.

A fundamental element of the Fund’s strategy is its focus generally on areas of the U.S. equities market with the greatest inefficiencies where extensive research and analysis can seek to generate superior long-run performance with an emphasis on small-capitalization companies. The Sub-Adviser believes that the small-cap segment of the U.S. equities market is subject to structural inefficiencies and that its value oriented, fundamental research driven approach can yield proprietary information and insights about these small companies, which can lead to attractive long-term investment returns for the Fund. Notwithstanding the Fund’s intent to focus primarily on small-cap stocks, the Fund may from time to time also take advantage of investment opportunities in mid-cap and large-cap companies.

The Sub-Adviser will seek to build a focused portfolio consistent with its intensive investment process. The Fund expects to hold a total of approximately 40 to 65 long and short positions, of which 10 to 15 will likely represent core long holdings. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Sub-Adviser is expecting the value of such securities to fall during the period of the Fund’s investment exposure.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in long and short positions of domestic equity securities. As part of meeting the 80% test, the Fund’s sub-adviser may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. Similarly, as part of meeting the 80% test, the Fund may also invest in derivatives, such as options contracts and in other investment companies, including exchange traded funds (“ETFs”) that focus their investments on equity securities.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary, and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

Equity Securities Risk. Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

Options Contracts Risk. Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser or Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser or Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including exchange-traded funds (“ETFs”), subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks have occurred and will continue to occur. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cybersecurity breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Performance:

The bar chart and table below reflect the past performance of Midwood Capital Partners, L.P. (the “Partnership”), a private fund managed with full investment authority by the Fund’s Sub-Adviser, and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated compared to a relevant market index. The Fund is managed in all material respects in a manner equivalent to the management of the Partnership. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the Partnership, and the Fund was created for reasons entirely unrelated to the establishment of a performance record. The performance of the Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operations. The Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the Fund prior to calendar year 2020 is measured from December 1, 2003, the inception of the Partnership, and is not the performance of the Fund. The Fund’s and the Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes. All of the assets and liabilities of the Partnership are expected to be converted, based on their value on or about December 31, 2019, into the assets and liabilities of the Fund prior to commencement of operations of the Fund. Updated performance information is available at no cost by calling (877) 244-6235.

During the periods shown in the bar chart, the best performance for a quarter was 17.83% (for the quarter ended September 30, 2013). The worst performance for a quarter was (9.47%) (for the quarter ended September 30, 2015).

AVERAGE ANNUAL TOTAL RETURNS* (For the periods ended December 31, 2018)
Average Annual Total Returns - Midwood Long/Short Equity Fund		1 Year	5 Years	10 Years
Institutional Class	[1],[2]	(5.76%)	1.36%	11.17%
Institutional Class | Return After Taxes on Distributions	[1]	none	none	none
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	none	none	none
Russell 2000 Total Return Index	[1]	(11.01%)	4.41%	11.97%
HFRI Equity Hedge (Total) Index	[1]	(7.14%)	2.27%	5.64%
BarclayHedge Equity Long/Short Index	[1]	(3.04%)	2.45%	4.81%
[1]	After-tax returns are not provided because the Partnerships tax treatment was different than that of a registered investment company.
[2]	Average annual total returns shown for the Partnership are calculated using the expenses of a full fee paying limited partner account.

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Russell 2000 Total Return Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. The HFRI Equity Hedge (Total) Index is an index of multi-strategy hedge fund investment managers who maintains positions both long and short in primarily equity and equity derivative securities. The BarclayHedge Equity Long/Short Index is a directional strategy involving equity-oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.